                      SUPPLEMENT DATED JUNE 1, 2007 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED NOVEMBER 30, 2006

                          VAN KAMPEN SENIOR LOAN FUND
                  AS PREVIOUSLY SUPPLEMENTED ON APRIL 16, 2007

The Statement of Additional Information is supplemented as follows:

     In the section entitled "TRUSTEES AND OFFICERS," under the list of officers, effective June 4, 2007, Stuart N. Schuldt replaces James W. Garrett as follows:

Stuart N. Schuldt (45)  Chief Financial  Officer     Executive Director of Morgan Stanley
1 Parkview Plaza        Officer and      since 2007  Investment Management since June 2007.
Oakbrook Terrace, IL    Treasurer                    Chief Financial Officer and Treasurer of
60181                                                the funds in the Fund Complex since June
                                                     2007. Prior to June 2007, Senior Vice
                                                     President of Northern Trust Company,
                                                     Treasurer and Principal Financial Officer
                                                     for Northern Trust U.S. mutual fund
                                                     complex.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 SLFSPTSAI1 6/07